NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Beginning balance	$ 197,508	$ 208,503	$ 645,055
Reduction in fair value of conversion option liability for conversion of promissory note			(30,795)
Gain from change in the fair value of conversion option liability	(21,213)	(10,995)	(405,757)
Ending balance	$ 176,295	$ 197,508	$ 208,503